Income Taxes (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW
Income Taxes
Domestic		(9,415,000,000)	(13,403,000,000)	(16,761,000,000)
Foreign		(1,437,000,000)	(1,222,000,000)	(862,000,000)
Loss before income tax expense and equity loss on investments	(9,949,000)	(10,852,000,000)	(14,625,000,000)	(17,623,000,000)
Domestic		1,473,000,000	2,634,000,000	3,715,000,000
Foreign				4,000,000
Current Income Tax Expense (Benefit), Total		1,473,000,000	2,634,000,000	3,719,000,000
Domestic		8,674,000,000	2,474,000,000	(1,135,000,000)
Deferred Income Tax Expense (Benefit), Total		8,674,000,000	2,474,000,000	(1,135,000,000)
Total income tax expenses	9,302,000	10,147,000,000	5,108,000,000	2,584,000,000
Income taxes recognized in other comprehensive income		68,000,000	17,000,000	104,000,000